Derivative financial instruments and Short positions (Details 16) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives Pledged As Guarantee [Abstract]
Financial Treasury Bill - LFT	R$ 7,552,926	R$ 708,960	R$ 1,556,804
National Treasury Bill - LTN	3,392,886	4,371,286	4,636,644
National Treasury Notes - NTN	873,134	1,193,315	27,598
Total	R$ 11,818,946	R$ 6,273,561	R$ 6,221,046